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                          CONNECTICUT TAX-EXEMPT FUND
                         MASSACHUSETTS TAX-EXEMPT FUND
                             OHIO TAX-EXEMPT FUND
                           VIRGINIA TAX-EXEMPT FUND

                    Supplement Dated April 28, 2005 to the
                      Prospectus Dated December 9, 2004

The second sentence of the second paragraph in the section "How to Buy Shares - How Fund Shares are Priced," which appears on page 9 of the Prospectus, is amended by deleting the sentence and replacing it with the following:

     "The cut-off time is 12:00 p.m. Eastern time."
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                          CONNECTICUT TAX-EXEMPT FUND
                         MASSACHUSETTS TAX-EXEMPT FUND
                              OHIO TAX-EXEMPT FUND
                            VIRGINIA TAX-EXEMPT FUND

                       Supplement Dated April 28, 2005 to the
          Statement of Additional Information Dated December 9, 2004

The second sentence of the second paragraph in the section "How to Buy and Sell Shares - Calculation of Net Asset Value," which appears on page 24 of the Statement of Additional Information, is amended by deleting the sentence and replacing it with the following:

     "The cut-off time is 12:00 p.m. Eastern time."